General Information (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of functional currency		CLP
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID	76,007,212-5
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.0917%	50.0917%
Cervecera Guayacan Spa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecera Guayacán SpA.
Subsidiary Tax ID	76,035,409-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0006%	25.0006%
C R E C C U S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CRECCU S.A.
Subsidiary Tax ID	76,041,227-9
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Cerveceria Belga De La Patagonia S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecería Belga de la Patagonia S.A.
Subsidiary Tax ID	76,077,848-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.5034%	25.5034%
Inversiones Invex C C U Dos Ltda [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID	76,126,311-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Bebidas Ccupepsico Spa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas CCU-PepsiCo SpA.
Subsidiary Tax ID	76,337,371-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9888%	49.9888%
Ccu Inversiones Ii Ltda [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CCU Inversiones II SpA.
Subsidiary Tax ID	76,349,531-0
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	100.00%	100.00%
Cervecera Szot Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecería Szot SpA.
Subsidiary Tax ID	76,481,675-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0006%	25.0006%
Bebidas Carozzi C C U Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Carozzi CCU SpA.
Subsidiary Tax ID	76,497,609-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
Bebidas Ecusa Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Ecusa SpA.
Subsidiary Tax ID	76,517,798-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9834%	99.9834%
Inversiones Invex C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Inversiones Invex CCU Ltda.
Subsidiary Tax ID	76,572,360-4
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	99.9925%	99.9922%
Promarca Internacional Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Promarca Internacional SpA.
Subsidiary Tax ID	76,574,762-7
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
C C U Inversiones S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	CCU Inversiones S.A.
Subsidiary Tax ID	76,593,550-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9775%	99.9775%
Inversiones Internacionales Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Inversiones Internacionales SpA.
Subsidiary Tax ID	76,688,727-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	80.00%	80.00%
Promarca S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Promarca S.A.
Subsidiary Tax ID	76,736,010-K
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
D And D Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	D&D SpA.
Subsidiary Tax ID	76,920,876-3
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	40.8105%	0.00%
La Barra S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	La Barra S.A.
Subsidiary Tax ID	77,148,606-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Mahina Spa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Mahina SpA.
Subsidiary Tax ID	77,248,551-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	25.0458%	25.0458%
Volcanes Del Sur S.a. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Volcanes del Sur S.A.
Subsidiary Tax ID	77,622,887-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	74.9503%	74.9503%
Transportes C C U Ltda [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Transportes CCU Ltda.
Subsidiary Tax ID	79,862,750-3
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Fabrica De Envases Plasticos S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.
Subsidiary Tax ID	86,150,200-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Millahue S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Millahue S.A.
Subsidiary Tax ID	91,022,000-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9621%	99.9621%
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A.
Subsidiary Tax ID	91,041,000-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	84.6824%	84.6824%
Manantial Sa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Manantial S.A.
Subsidiary Tax ID	96,711,590-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.5519%	50.5519%
Vina Altair Sp A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Viña Altaïr SpA.
Subsidiary Tax ID	96,969,180-9
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	84.6824%	84.6824%
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.
Subsidiary Tax ID	96,981,310-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	50.0007%	50.0007%
Cervecera Ccu Chile Ltda One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.
Subsidiary Tax ID	96,989,120-4
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Embotelladoras Chilenas Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.
Subsidiary Tax ID	99,501,760-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	99.9834%	99.9834%
Comercial Ccu Sa One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Comercial CCU S.A.
Subsidiary Tax ID	99,554,560-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Compania Pisquera De Chile S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.
Subsidiary Tax ID	99,586,280-8
Country of incorporation of subsidiary	Chile
Description of functional currency	Chilean Pesos
Proportion of voting rights held in subsidiary	80.00%	80.00%
Cia Cervecerias Unidas Argentina Sa One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Cía. Cervecerías Unidas Argentina S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Compania Industrial Cervecera Sa One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Compañía Industrial Cervecera S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Finca La Celia Sa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Finca La Celia S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	84.6824%	84.6824%
Los Huemules S R L [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Los Huemules S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	74.998%	74.9979%
Saenz Briones Y Cia Saic One [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine Pesos
Proportion of voting rights held in subsidiary	0.00%	100.00%
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas Bolivianas BBO S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Bolivia
Description of functional currency	Bolivians
Proportion of voting rights held in subsidiary	51.00%	51.00%
Vspt Winegroup Shangai Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	VSPT Winegroup (Shanghai) Limited
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	China
Description of functional currency	Yuan
Proportion of voting rights held in subsidiary	84.6824%	84.6824%
International Spirits Investments Usa Llcc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	International Spirits Investments USA LLC
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United States
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	80.00%	80.00%
V S P T U S L L C [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	VSPT US LLC
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United States
Description of functional currency	US Dollar
Proportion of voting rights held in subsidiary	84.6824%	84.6824%
Vspt Uk Limited [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	VSPT UK Ltd.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	Sterling Pound
Proportion of voting rights held in subsidiary	84.6824%	84.6824%
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Bebidas del Paraguay S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	55.007%	50.005%
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Distribuidora del Paraguay S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	54.964%	49.959%
Promarca Internacional Paraguay S R L [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Promarca Internacional Paraguay S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	49.9917%	49.9917%
Sajonia Brewing Company S R L [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Sajonia Brewing Company S.R.L.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Paraguay
Description of functional currency	Paraguayan Guaranies
Proportion of voting rights held in subsidiary	54.4569%	49.5049%
Andrimar S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Andrimar S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Coralina S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Coralina S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Marzurel S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Marzurel S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%
Milotur S A [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Milotur S.A.
Subsidiary Tax ID	0-E
Country of incorporation of subsidiary	Uruguay
Description of functional currency	Uruguayan Pesos
Proportion of voting rights held in subsidiary	100.00%	100.00%